Note 15 - Inventory	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of inventories [text block]
15.	Inventory

Inventory consists of stockpiled ore and supplies consumed during the course of exploration development and operations. Cost represents the delivered price of the item. The following is a breakdown of items in inventory:

	August 31, 2018	August 31, 2017

Stockpiled ore and work in progress	$511,050	$503,187
Supplies	4,341	4,302
Total Inventory	$515,391	$507,489